RANSON CAPITAL CORPORATION
                120 SOUTH MARKET, SUITE 450
                   WICHITA, KANSAS  67202


                                                January 2, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:  Filing Desk, Stop 1-4

Re:  The Ranson Municipal Trust Multi-State Series 6
     (File No. 33-65045) (CIK No. 927201)

Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1 to the registration statement, which as the most recent amendment to the registration statement was filed electronically with the Commission on December 19, 1995.


                                                Very truly yours,


                                                RANSON CAPITAL CORPORATION